Earnings per Share	6 Months Ended
Jun. 30, 2015
Earnings per Share
Earnings per Share

14Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Three months ended
	June 30, 2015	June 30, 2014
	(in thousands)
Numerator:
Net income	$38,072	$16,643

Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,785	109,669

	Six months ended
	June 30, 2015	June 30, 2014
	(in thousands)
Numerator:
Net income	$68,414	$25,050

Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,785	109,669

The Warrants issued and outstanding as of June 30, 2015 and 2014, were excluded from the diluted earnings per share, because they were antidilutive.